Earnings Per Share	6 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended December 31
	2024 £’000	2023 £’000
Profit for the year, attributable to equity holders of the Company	9,098	20,713

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	59,269,752	58,101,072
Earnings per share - basic (£)	0.15	0.36
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 “Earnings Per Share”, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended December 31
	2023 £’000	2022 £’000
Profit for the year, attributable to equity holders of the Company	9,098	20,713

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	59,269,752	58,101,072
Diluted by options in issue and contingent shares	202,498	266,224
Weighted average number of shares outstanding (diluted)	59,472,250	58,367,296
Earnings per share - diluted (£)	0.15	0.35